Related Party Disclosures (Details) - Santander Financial Services PLC - Mortgages £ in Millions	1 Months Ended
May 31, 2022 GBP (£)
Disclosure of transactions between related parties [line items]
Book value of financial assets transferred	£ 624
Proceeds from transfer of financial assets	631
Price premium on transfer of financial assets	£ 7